Acquisitions	12 Months Ended
Dec. 31, 2013
Business Combinations [Abstract]
Acquisitions
2.  ACQUISITIONS

In May 2008, concurrently with the closing of the WES’s IPO, Anadarko contributed to WES the assets and liabilities of Anadarko Gathering Company LLC, Pinnacle Gas Treating LLC, and MIGC LLC. In December 2008, WES completed the acquisition of the Powder River assets from Anadarko, which included (i) the Hilight system, (ii) a 50% interest in the Newcastle system and (iii) a 14.81% membership interest in Fort Union. In July 2009, the WES closed on the acquisition of a 51% membership interest in Chipeta from Anadarko. WES closed the acquisitions of Anadarko’s Granger and Wattenberg assets in January 2010 and August 2010, respectively. In September 2010, WES acquired a 10% interest in White Cliffs. See Note 13.
2.  ACQUISITIONS (CONTINUED)

The following table presents the acquisitions completed by WES during the years ended December 31, 2011, 2012 and 2013, and identifies the funding sources for such acquisitions:

thousands except unit and percent amounts	Acquisition Date	Percentage Acquired	Borrowings	Cash On Hand	WES Common Units Issued	WES GP Units Issued
Platte Valley (1)	02/28/2011	100%	$303,000	$602	—	—
Bison (2)	07/08/2011	100%	—	25,000	2,950,284	60,210
MGR (3)	01/13/2012	100%	299,000	159,587	632,783	12,914
Chipeta (4)	08/01/2012	24%	—	128,250	151,235	3,086
Non-Operated Marcellus Interest (5)	03/01/2013	33.75%	250,000	215,500	449,129	—
Anadarko-Operated Marcellus Interest (6)	03/08/2013	33.75%	133,500	—	—	—
Mont Belvieu JV (7)	06/05/2013	25%	—	78,129	—	—
OTTCO (8)	09/03/2013	100%	27,500	—	—	—

(1)
WES acquired (i) a natural gas gathering system and related compression and other ancillary equipment and (ii) cryogenic gas processing facilities from a third party. These assets are located in the Denver-Julesburg Basin. The acquisition is referred to as the “Platte Valley acquisition.”

(2)
The Bison gas treating facility acquired from Anadarko is located in the Powder River Basin in northeastern Wyoming and includes (i) three amine treating units, (ii) compressor units, and (iii) generators. These assets are referred to collectively as the “Bison assets.” The Bison assets are the only treating and delivery point into the third-party-owned Bison pipeline. The Bison assets were placed in service in June 2010.

(3)
The assets acquired from Anadarko consisted of (i) the Red Desert complex, which is located in the greater Green River Basin in southwestern Wyoming, and includes the Patrick Draw processing plant, the Red Desert processing plant, gathering lines, and related facilities, (ii) a 22% interest in Rendezvous, which owns a gathering system serving the Jonah and Pinedale Anticline fields in southwestern Wyoming, and (iii) certain additional midstream assets and equipment. These assets are collectively referred to as the “MGR assets” and the acquisition as the “MGR acquisition.”

(4)
WES acquired Anadarko’s additional Chipeta interest (as described in Note 1). WES received distributions related to the additional interest beginning July 1, 2012. This transaction brought WES’s total membership interest in Chipeta to 75%. The remaining 25% membership interest in Chipeta held by a third-party member is reflected as noncontrolling interests in the consolidated financial statements for all periods presented.

(5)
WES acquired Anadarko’s 33.75% interest (non-operated) in the Liberty and Rome gas gathering systems, serving production from the Marcellus shale in north-central Pennsylvania. The interest acquired is referred to as the “Non-Operated Marcellus Interest” and the acquisition as the “Non-Operated Marcellus Interest acquisition.” In connection with the issuance of WES common units, WES GP purchased 9,166 general partner units for consideration of $0.5 million in order to maintain its 2.0% general partner interest in WES.

(6)
WES acquired a 33.75% interest in each of the Larry’s Creek, Seely and Warrensville gas gathering systems, which are operated by Anadarko and serve production from the Marcellus shale in north-central Pennsylvania, from a third party. The interest acquired is referred to as the “Anadarko-Operated Marcellus Interest” and the acquisition as the “Anadarko-Operated Marcellus Interest acquisition.” See Anadarko-Operated Marcellus Interest acquisition below for further information, including the final allocation of the purchase price.

(7)
WES acquired a 25% interest in Enterprise EF78 LLC, an entity formed to design, construct, and own two fractionation trains located in Mont Belvieu, Texas, from a third party. The interest acquired is accounted for under the equity method of accounting and is referred to as the “Mont Belvieu JV” and the acquisition as the “Mont Belvieu JV acquisition.” See Mont Belvieu JV acquisition below for further information.

(8)
WES acquired Overland Trail Transmission, LLC (“OTTCO”), a Delaware limited liability company, from a third party. OTTCO owns and operates an intrastate pipeline that connects WES’s Red Desert and Granger complexes in southwestern Wyoming.

2.  ACQUISITIONS (CONTINUED)

Anadarko-Operated Marcellus Interest acquisition. The Anadarko-Operated Marcellus Interest acquisition has been accounted for under the acquisition method of accounting. The assets acquired and liabilities assumed in the Anadarko-Operated Marcellus Interest acquisition were recorded in the consolidated balance sheet at their estimated fair values as of the acquisition date. Results of operations attributable to the Anadarko-Operated Marcellus Interest were included in the consolidated statements of income beginning on the acquisition date in the first quarter of 2013.
The following is the final allocation of the purchase price, including $1.1 million of post-closing purchase price adjustments, to the assets acquired and liabilities assumed in the Anadarko-Operated Marcellus Interest acquisition as of the acquisition date:

thousands
Property, plant and equipment	$134,819
Asset retirement obligations	(174)
Total purchase price	$134,645

The purchase price allocation is based on an assessment of the fair value of the assets acquired and liabilities assumed in the Anadarko-Operated Marcellus Interest acquisition. The fair values of the interests in the land, right-of-way contracts, and gathering systems were based on the market and income approaches. All fair-value measurements of assets acquired and liabilities assumed are based on inputs that are not observable in the market and thus represent Level 3 inputs.
The following table presents pro forma condensed financial information as if the Anadarko-Operated Marcellus Interest acquisition had occurred on January 1, 2012:

	Year Ended December 31,
thousands except per-unit amounts	2013	2012
Revenues	$1,031,017	$899,353
Net income	282,026	118,528
Net income attributable to Western Gas Equity Partners, LP	159,853	59,347
Net income per common unit - basic and diluted	$0.71	$—

The pro forma information is presented for illustration purposes only and is not necessarily indicative of the operating results that would have occurred had the Anadarko-Operated Marcellus Interest acquisition been completed at the assumed date, nor is it necessarily indicative of future operating results of the combined entity. The pro forma information in the table above includes $14.1 million of revenues and $0.7 million of operating expenses, excluding depreciation, amortization and impairments, attributable to the Anadarko-Operated Marcellus Interest that are included in the consolidated statement of income for the year ended December 31, 2013. The pro forma adjustments reflect pre-acquisition results of the Anadarko-Operated Marcellus Interest including (a) estimated revenues and expenses; (b) estimated depreciation and amortization based on the purchase price allocated to property, plant and equipment and estimated useful lives; and (c) interest on borrowings under WES’s revolving credit facility to finance the Anadarko-Operated Marcellus Interest acquisition. The pro forma adjustments include estimates and assumptions based on currently available information. Management believes the estimates and assumptions are reasonable, and the relative effects of the transaction are properly reflected. The pro forma information does not reflect any cost savings or other synergies anticipated as a result of the Anadarko-Operated Marcellus Interest acquisition, nor any future acquisition related expenses.
2. ACQUISITIONS (CONTINUED)

Mont Belvieu JV acquisition. The acquisition purchase price represented WES’s 25% share of construction costs incurred by the joint venture partner and 25% of the capitalized interest charged to the financial statements of the Mont Belvieu JV up to the date of acquisition. The allocated capitalized interest is reflected as a component of the equity investment balance recorded upon acquisition. Based on the total estimated net project cost, the construction of the fractionation facilities owned by the Mont Belvieu JV is considered a significant project and satisfies criteria for capitalization of interest. Capitalization of interest subsequent to the acquisition is treated as a basis difference between the cost of the investment and the underlying equity in the net assets of the Mont Belvieu JV. Upon completion of construction in the fourth quarter of 2013, WES began amortizing the capitalized interest recognized subsequent to the Mont Belvieu JV acquisition. This amortization is reflected as an adjustment to equity earnings from the Mont Belvieu JV.

TEFR Interests Acquisition. On March 3, 2014, WES acquired Anadarko’s 20% interest in TEP and TEG, and a 33.33% interest in FRP (collectively, the “TEFR Interests acquisition”) for $375.0 million. WES financed the TEFR Interests acquisition with $6.3 million of cash on hand, borrowings of $350.0 million on the 2014 WES RCF, and the issuance of 308,490 WES common units to Anadarko at an implied price of $60.78 per unit. See Note 13.
Due to Anadarko’s control of WES through its ownership and control of WGP, the acquisition of the TEFR Interests is considered a transfer of net assets under common control. As such, WGP’s historical financial statements previously filed with the SEC have been recast in this Current Report on Form 8-K to include the results attributable to the TEFR Interests from 2011 when Anadarko made its initial investment in the respective businesses. The consolidated financial statements for periods prior to WES’s acquisition of the TEFR Interests have been prepared from Anadarko’s historical cost-basis accounts and may not necessarily be indicative of the actual results of operations that would have occurred if WES had owned the TEFR Interests during the period reported.
The following table presents the impact of the TEFR Interests on revenue, equity income (loss), net and net income (loss) as presented in WGP’s historical consolidated statements of income:

	Year Ended December 31, 2013
thousands	WGP Historical	TEFR Interests	Combined
Revenues	$1,029,763	$—	$1,029,763
Equity income (loss), net	23,732	(784)	22,948
Net income (loss)	$282,387	$(509)	$281,878

	Year Ended December 31, 2012
thousands	WGP Historical	TEFR Interests	Combined
Revenues	$894,476	$—	$894,476
Equity income (loss), net	16,111	(69)	16,042
Net income (loss)	$120,601	$(44)	$120,557

	Year Ended December 31, 2011
thousands	WGP Historical	TEFR Interests	Combined
Revenues	$858,144	$—	$858,144
Equity income (loss), net	11,261	—	11,261
Net income (loss)	$180,215	$—	$180,215